Net Income per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income	$ 2,856	$ 2,609	$ 3,229
Denominator:
Weighted average common shares - basic	1,295	1,292	1,293
Dilutive effect of equity incentive plans	18	21	20
Weighted average common shares - diluted	1,313	1,313	1,313
Net income per share:
Basic	$ 2.20	$ 2.02	$ 2.50
Diluted	$ 2.18	$ 1.99	$ 2.46
Common stock equivalents excluded from income per diluted share because their effect would have been anti-dilutive	4	4	17